Commitments and Contingencies (Narrative) (Detail) (USD $)	12 Months Ended								6 Months Ended	12 Months Ended			6 Months Ended				1 Months Ended	12 Months Ended		6 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 28, 2014	Mar. 28, 2014 Accrued and other current liabilities	Sep. 27, 2013 Accrued and other current liabilities	Mar. 28, 2014 Tax Matters Agreement Covidien	Sep. 27, 2013 Tax Matters Agreement Covidien	Mar. 28, 2014 Industrial Revenue Bonds	Sep. 27, 2013 Industrial Revenue Bonds	Mar. 28, 2014 Asbestos Matters Case	Sep. 27, 2013 Asbestos Matters Case	Mar. 28, 2014 Lower Passaic River, New Jersey Defendant	Mar. 28, 2014 United States Patent	Mar. 28, 2014 Canada Patent	Sep. 28, 2012 Orrington Maine Environmental Matter	Jun. 28, 2013 Subpoena from US Attorney's Office for the Northern District of California	Sep. 27, 2013 Coldwater Creek, St. Louis County, Missouri Case	Sep. 27, 2013 Products Liability Litigation Defendant	Mar. 28, 2014 Cadence Shareholder Litigation Case	Mar. 28, 2014 Questcor Shareholder Litigation Case
Loss Contingencies [Line Items]
Litigation settlement																	$ 3,500,000
Remedial cost range, minimum	46,400,000			44,900,000									365,000,000			95,800,000
Remedial cost range, maximum	81,500,000			118,600,000									3,200,000,000			170,300,000
Environmental liabilities	46,400,000			68,000,000									23,100,000			95,800,000
Environmental liabilities, current					4,300,000	6,900,000
Number of cases																		6		9	8
Companies comprising the Lower Passaic Cooperating Parties Group (in defendants)													70						4
Asbestos related pending cases											11,750	11,500
Estimation of liability, historical term											5 years	5 years
Estimation of liability, expected future term of claims											7 years	7 years
Rent expense	16,900,000	15,500,000	14,400,000
Plant assets exchanged for IRBs									27,400,000	11,300,000
Tax agreement, tax threshold							200,000,000	200,000,000
Ofirmev patents														2	2
Remedial cost, estimate													$ 1,700,000,000